Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (88,694)	$ (92,018)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	110,004	106,748	$ 157,478
Change in projected benefit obligation
Projected benefit obligation at beginning of year	106,748	157,478	179,018
Service cost	0	0	0
Interest cost	5,367	3,026	2,729
Benefits paid	(7,829)	(9,153)	(9,050)
Prior service cost	0	0	403
Settlement and curtailment of liability	0	0	(5,906)
Actuarial (gain) loss	3,368	(37,425)	(9,093)
Foreign exchange translation adjustment	2,350	(7,178)	(623)
Projected benefit obligation at end of year	110,004	106,748	157,478
Change in plan assets
Fair value of plan assets at beginning of year	137,294	179,025	182,516
Actual return on plan assets	3,725	(24,574)	10,265
Employer contribution	386	207	1,680
Plan settlement	0	0	(5,625)
Benefits paid	(7,829)	(9,153)	(9,050)
Foreign exchange translation adjustment	3,077	(8,211)	(761)
Fair value of plan assets at end of year	136,653	137,294	179,025
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	26,661	30,581	21,809
Accrued pension benefit cost included in employee benefit plans liability	(12)	(35)	(262)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	26,649	30,546	21,547
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	88,682	91,983	125,968
Change in projected benefit obligation
Projected benefit obligation at beginning of year	91,983	125,968	128,167
Service cost	76	130	82
Interest cost	4,786	3,114	2,594
Benefits paid	(3,244)	(5,774)	(3,712)
Prior service cost	0	0	0
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	(4,919)	(31,455)	(1,163)
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	88,682	91,983	125,968
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	3,244	5,774	3,712
Plan settlement	0	0	0
Benefits paid	(3,244)	(5,774)	(3,712)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(88,682)	(91,983)	(125,968)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (88,682)	$ (91,983)	$ (125,968)